Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory
Note 4 — Inventory
Inventory consisted of the following:
	March 31, 2018	September 30, 2017
Raw materials	$2,306,814	$1,567,875
Packaging materials	47,649	22,524
Finished goods	1,293	1,220
Total	$2,355,756	$1,591,619

Inventory includes raw materials, packaging materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. As of March 31, 2018 and September 30, 2017, no inventory reserve was deemed necessary.

Note 4 — Inventory

Inventory consisted of the following:

	September 30, 2017	September 30, 2016
Raw materials	$1,567,875	$1,458,229
Packaging materials	22,524	14,157
Finished goods	1,220	—
Work in process	—	1,039
Total	$1,591,619	$1,473,425

Inventory includes raw materials, packaging materials, work in process and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead. As of September 30, 2017 and 2016, no inventory reserve was deemed necessary.